UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.05%

Aerospace & Defense 3.86%

Alliant Techsystems, Inc.	147,800	$18,865
Exelis, Inc.	2,157,400	35,684
Triumph Group, Inc.	558,800	36,350
Vectrus, Inc.*	44,497	869
Total		91,768

Banks 9.74%

CIT Group, Inc.	651,000	29,920
Citizens Financial Group, Inc.*	1,407,000	32,952
Comerica, Inc.	622,300	31,028
East West Bancorp, Inc.	610,600	20,760
First Republic Bank	452,800	22,359
M&T Bank Corp.	397,200	48,971
SunTrust Banks, Inc.	1,197,200	45,530
Total		231,520

Building Products 1.56%

Armstrong World Industries, Inc.*	662,000	37,072

Capital Markets 5.03%

Affiliated Managers Group, Inc.*	89,300	17,892
Ares Capital Corp.	1,474,000	23,820
Greenhill & Co., Inc.	398,900	18,545
Invesco Ltd.	1,204,000	47,534
Janus Capital Group, Inc.	818,000	11,893
Total		119,684

Chemicals 3.49%

Albemarle Corp.	608,000	35,811
Axiall Corp.	502,400	17,991
CF Industries Holdings, Inc.	104,400	29,151
Total		82,953

Commercial Services & Supplies 1.37%

Tyco International Ltd. (Switzerland)(a)	732,700	32,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2014

Investments	Shares	Fair Value (000)
Construction & Engineering 1.03%

Jacobs Engineering Group, Inc.*	500,800	$24,449

Electric: Utilities 5.37%

Edison International	689,800	38,574
ITC Holdings Corp.	672,500	23,961
Portland General Electric Co.	1,113,000	35,750
PPL Corp.	897,000	29,457
Total		127,742

Electronic Equipment, Instruments & Components 0.68%

TE Connectivity Ltd. (Switzerland)(a)	292,800	16,189

Energy Equipment & Services 1.29%

Superior Energy Services, Inc.	532,336	17,498
Tidewater, Inc.	335,000	13,075
Total		30,573

Food Products 3.16%

ConAgra Foods, Inc.	1,106,000	36,542
Pinnacle Foods, Inc.	1,185,000	38,691
Total		75,233

Health Care Equipment & Supplies 0.96%

St. Jude Medical, Inc.	379,000	22,789

Health Care Providers & Services 4.89%

Cardinal Health, Inc.	480,819	36,023
Cigna Corp.	389,900	35,360
Community Health Systems, Inc.*	441,900	24,211
Universal Health Services, Inc. Class B	197,500	20,639
Total		116,233

Hotels, Restaurants & Leisure 2.62%

Hyatt Hotels Corp. Class A*	334,000	20,214
Wyndham Worldwide Corp.	517,800	42,076
Total		62,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2014

Investments	Shares	Fair Value (000)
Household Durables 3.10%

Jarden Corp.*	578,700	$34,786
Lennar Corp. Class A	487,000	18,910
Whirlpool Corp.	137,000	19,954
Total		73,650

Information Technology Services 2.50%

Fidelity National Information Services, Inc.	709,900	39,967
VeriFone Systems, Inc.*	563,785	19,383
Total		59,350

Insurance 9.67%

Allstate Corp. (The)	596,000	36,577
Argo Group International Holdings Ltd.	462,900	23,288
Hartford Financial Services Group, Inc. (The)	1,426,000	53,119
Lincoln National Corp.	778,700	41,723
Marsh & McLennan Cos., Inc.	465,000	24,338
XL Group plc (Ireland)(a)	1,532,000	50,816
Total		229,861

Life Sciences Tools & Services 1.16%

PerkinElmer, Inc.	631,000	27,512

Machinery 1.30%

Stanley Black & Decker, Inc.	347,436	30,849

Metals & Mining 2.67%

Allegheny Technologies, Inc.	881,200	32,693
Reliance Steel & Aluminum Co.	451,000	30,848
Total		63,541

Multi-Line Retail 0.98%

Macy’s, Inc.	399,000	23,214

Multi-Utilities 2.46%

CMS Energy Corp.	837,700	24,846
Sempra Energy	319,500	33,669
Total		58,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2014

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 6.02%

Cimarex Energy Co.	383,000	$48,461
CONSOL Energy, Inc.	649,600	24,594
EQT Corp.	395,700	36,222
Gulfport Energy Corp.*	340,700	18,193
Tesoro Corp.	258,700	15,776
Total		143,246

Paper & Forest Products 1.86%

International Paper Co.	926,000	44,207

Pharmaceuticals 3.73%

Actavis plc*	100,300	24,201
Mallinckrodt plc*	429,000	38,674
Mylan, Inc.*	568,000	25,838
Total		88,713

Real Estate Investment Trusts 5.81%

BioMed Realty Trust, Inc.	1,164,592	23,525
Boston Properties, Inc.	312,000	36,117
Camden Property Trust	424,500	29,091
DDR Corp.	1,521,000	25,446
Macerich Co. (The)	377,000	24,064
Total		138,243

Real Estate Management & Development 2.35%

Jones Lang LaSalle, Inc.	309,400	39,089
Realogy Holdings Corp.*	448,700	16,692
Total		55,781

Road & Rail 2.51%

Con-way, Inc.	518,000	24,605
Ryder System, Inc.	389,200	35,016
Total		59,621

Semiconductors & Semiconductor Equipment 3.70%

Broadcom Corp. Class A	1,057,000	42,724
NVIDIA Corp.	1,369,676	25,270
NXP Semiconductor NV (Netherlands)*(a)	293,000	20,050
Total		88,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2014

Investments	Shares	Fair Value (000)
Software 0.88%

Electronic Arts, Inc.*	584,800	$20,825

Technology Hardware, Storage & Peripheral 1.23%

SanDisk Corp.	298,815	29,269

Textiles, Apparel & Luxury Goods 1.35%

PVH Corp.	264,400	32,032

Trading Companies & Distributors 0.72%

WESCO International, Inc.*	219,000	17,139
Total Common Stocks (cost $1,982,749,086)		2,354,763

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.14%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $27,555,000 of U.S. Treasury Note at 1.75% due 9/30/2019; value: $27,486,113; proceeds: $26,945,522 (cost $26,945,522)	$26,946	26,946

Total Investments in Securities 100.19% (cost $2,009,694,608)		2,381,709

Liabilities in Excess of Other Assets (0.19)%		(4,401)

Net Assets 100.00%		$2,377,308

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,354,763	$—	$—	$2,354,763
Repurchase Agreement	—	26,946	—	26,946
Total	$2,354,763	$26,946	$—	$2,381,709

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(concluded)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of September 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,011,573,440
Gross unrealized gain	411,202,577
Gross unrealized loss	(41,067,029)
Net unrealized security gain	$370,135,548

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014